Transactions with Related Parties - Schedule of Amounts Charged by Maritime Included in the Accompanying Consolidated Statements of Comprehensive Income / (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Charter hire commissions	$ (8,710)	$ (6,611)	$ (4,725)
Ship-management fees	(712)	(631)	(577)
Administration fees	(3,188)	(2,574)	(1,773)
Maritime [Member]
Related Party Transaction [Line Items]
Charter hire commissions	368	316	321
Ship-management fees	712	631	577
Administration fees	1,600	1,600	1,245
Related party transaction expenses, total	$ 2,680	$ 2,547	$ 2,143